Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Trade and Other Receivables

All figures in £ millions	2025	2024

Current

Trade receivables	651	605

Contract assets – unbilled	86	71

Investment in finance lease receivable	21	19

Prepayments and other receivables	324	335

	1,082	1,030

Non–current

Trade receivables	10	9

Investment in finance lease receivable	45	64

Prepayments and other receivables	50	52

	105	125

Summary of Movements on Provision for Bad and Doubtful Debts
The movements in the provision for bad and doubtful debts are as follows:

All figures in £ millions	2025	2024

At 1 January	(40)	(51)

Exchange differences	1	2

Income statement movements	(24)	(4)

Utilised	7	13

At 31 December	(56)	(40)

Summary of Ageing of Group's Trade Receivables
The ageing of the Group’s gross trade receivables is as follows:

All figures in £ millions	2025	2024

Contract assets – unbilled	86	71

Within due date and one month past due date	554	488

One to three months past due date	57	53

Three to six months past due date	24	22

Six to nine months past due date	12	24

Nine to 12 months past due date	8	13

More than 12 months past due date	62	54

Gross trade receivables	803	725